PGIM TIPS Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.7%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	1,689	$ 1,675,414
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	1,984	1,970,095
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	1,377	1,365,641
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	3,746	3,722,555
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,403	1,406,840
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,147	1,160,917
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	07/15/27	26	26,662
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/21	176	177,574
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	878	886,427
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,974	2,005,761
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	3,838	3,937,718
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	162	164,657
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	454	474,965
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	1,002	1,045,034
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	15	16,188
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	957	1,028,966
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	704	777,190
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	713	791,759
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	1,056	1,062,167
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	391	464,295
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	1,194	1,342,082
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,053	1,168,126
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	356	468,368
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	258	341,898
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	2,355	2,616,881
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	808	932,423
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	2,420	2,923,207
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	224	308,772
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	523	671,169
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,826	2,446,096

Total Long-Term Investments (cost $36,360,514)				37,379,847

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $87,722)(w)	87,722	$ 87,722

TOTAL INVESTMENTS 97.9% (cost $36,448,236)		37,467,569
Other assets in excess of liabilities 2.1%		803,017

Net Assets 100.0%		$ 38,270,586

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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